UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2026 to July 31, 2026

Commission File Number of issuing entity: 333-290988-02

Central Index Key Number of issuing entity: 0002126256

Porsche Innovative Lease Owner Trust 2026-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-290988

Central Index Key Number of depositor: 0001541507

Porsche Auto Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0002003320

Porsche Financial Services, Inc.

(Exact name of Sponsor as specified in its charter)

Tobias Hausladen, Phone: (770) 290-2004

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	41-6611725
(State or other jurisdiction of incorporation)	(Issuing Entity’s I.R.S. Employer Identification Nos.)

One Porsche Drive Atlanta, Georgia	30354
(Address of Principal Executive Offices)	(Zip Code)

(770) 290-2004

(Telephone Number, Including Area Code)

Not Applicable

(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒
Class A-2a	☐	☐	☒
Class A-2b	☐	☐	☒
Class A-3	☐	☐	☒
Class A-4	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒   No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Porsche Innovative Lease Owner Trust 2026-1 (the “Issuing Entity”) is set forth in the Monthly Servicer’s Certificate, attached as Exhibit 99.1.

No assets securitized by Porsche Auto Funding LLC (the “Securitizer”) and held by the Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from July 1, 2026 to July 31, 2026. Please refer to the Form ABS-15G filed by the Securitizer on January 26, 2026 for additional information. The CIK number of the Securitizer is 0001541507.

Item 1A. Asset-Level Information.

Incorporated by reference into this Form 10-D is the asset level data included in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity on the date hereof (the “ABS-EE”).

The additional asset-level information or explanatory language for the asset pool of the Issuing Entity included in Exhibit 103 to the Form ABS-EE is also incorporated by reference into this Form 10-D.

Item 1B. Asset Representations Reviewer and Investor Communication.

None.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. [Reserved]

Item 6. Significant Obligors of Pool Assets.

None.

Item 7. Change in Sponsor Interest in the Securities.

None.

Item 8. Significant Enhancement Provider Information.

None.

Item 9. Other Information.

None.

Item 10. Exhibits.

(a)	The Following is a list of documents filed as part of this Report on Form 10-D

Exhibit 99.1 – Monthly Servicer’s Certificate

Exhibit 102 – Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity)

Exhibit 103 – Asset Related Document (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity)

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of

Regulation S-K (17 CFR 229.601) are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 21, 2026	PORSCHE AUTO FUNDING LLC (Depositor)

	By:	/s/ Eli Yaremenko
	Name:	Eli Yaremenko
	Title:	Assistant Treasurer

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